CONSOLIDATED BALANCE SHEETS - BRL (R$) R$ in Millions	Dec. 31, 2025	Dec. 31, 2024
Assets
Property, plant and equipment	R$ 27,644.3	R$ 30,170.2
Goodwill	41,538.4	44,342.7
Intangible assets	11,042.7	12,530.7
Investments in associates and joint ventures	485.8	395.4
Investment securities	123.3	184.5
Deferred tax assets	8,404.4	8,691.7
Employee benefits	29.9	70.5
Derivative financial instruments	8.9
Recoverable taxes	10,149.1	10,504.0
Other assets	1,784.8	1,462.6
Non-current assets	101,211.6	108,352.3
Investment securities	1,681.7	1,242.0
Inventories	10,520.1	11,689.8
Trade receivables	6,351.6	6,269.9
Derivative financial instruments	769.2	1,218.6
Recoverable taxes	3,623.4	3,582.3
Other assets	1,912.0	1,557.7
Cash and cash equivalents	18,638.2	28,595.7
Current assets	43,496.2	54,156.0
Assets held for sale	379.4
Current assets	43,875.6	54,156.0
Total assets	145,087.2	162,508.3
Equity
Issued capital	58,275.1	58,226.0
Reserves	108,003.5	108,973.4
Carrying value adjustments	(78,364.5)	(68,557.3)
Equity attributable to Ambev’s shareholders	87,914.1	98,642.1
Non-controlling interest	860.7	938.4
Total equity	88,774.8	99,580.5
Interest-bearing loans and borrowing	2,219.6	2,176.3
Employee benefits	2,012.7	2,236.7
Derivative financial instruments	0.3	6.7
Deferred tax liabilities	3,912.3	5,007.7
Income tax and social contribution payable	713.6	1,372.4
Taxes and contributions payable	659.7	597.4
Trade payables	313.0	327.7
Provisions	877.7	670.9
Other liabilities, including obligations related to the acquisition of a non-controlling interest	4.3	1,142.8
Non-current liabilities	10,713.2	13,538.6
Bank overdrafts
Interest-bearing loans and borrowing	1,167.3	1,276.4
Payroll and social security payables	2,200.7	2,780.4
Dividends and interest on capital payables	4,927.8	8,487.2
Derivative financial instruments	925.1	204.7
Income tax and social contribution payable	1,437.3	1,941.5
Taxes and contributions payable	6,003.1	5,648.4
Trade payables	23,742.8	25,223.5
Provisions	571.4	440.9
Other liabilities, including obligations related to the acquisition of a non-controlling interest	4,623.7	3,386.2
Current liabilities	45,599.2	49,389.2
Total liabilities	56,312.4	62,927.8
Total equity and liabilities	R$ 145,087.2	R$ 162,508.3